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Renee M. Hardt

Shareholder

+1 312 609 7616

rhardt@vedderprice.com

May 1, 2026

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20546

Re:	Driehaus Mutual Funds ("Registrant") Registration Nos. 333-05265 and 811-07655

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated April 30, 2026, as filed on April 29, 2026 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

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